Employee Future Benefits - Asset Volatility (Details) - Defined Benefit Pension Plan $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of defined benefit plans
Percentage of allocation bonds	67.00%
Annual annuities pledged by insurance contracts	$ 219
CANADA
Disclosure of defined benefit plans
Percentage of all pension plans	87.00%